Intangible Assets and Goodwill - Schedule of Goodwill (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 22,168,288	$ 25,453,372
Impairment loss related to goodwill	(19,542,436)	(3,288,847)
Effect of movements in exchange rates	(199,467)	3,763
Ending Balance	$ 2,426,385	$ 22,168,288